Accrued Expenses (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Accrued Expenses

Accrued expenses consisted of the following as of September 30, 2025 and December 31, 2024 (in thousands):

	September 30,	December 31,
	2025	2024
Employee compensation and benefits	$607	$473
External research and development expenses	117	178
Professional and consulting fees	814	1,305
Restructuring	—	450
Other	85	731
Total accrued expenses	$1,623	$3,137

Accrued expenses consisted of the following:

	December 31,	December 31,
(In thousands)	2024	2023
Employee compensation and benefits	$473	$187
External research and development expenses	178	635
Professional and consulting fees	1,305	669
Restructuring	450	—
Other	731	75
Total accrued expenses	$3,137	$1,566

Peak Bio, Inc. [Member]
Summary of Accrued Expenses

Accrued expenses consist of the following:

	September 30,	December 31,
	2024	2023
Professional Fees	$804,910	$43,552
Accrued compensation	2,978,192	3,322,454
Other	712,650	210,762
Total accrued expenses	$4,495,752	$3,576,768

Accrued expenses consist of the following:

	December 31,
	2023	2022
Professional Fees	$43,552	$608,846
Accrued compensation	3,322,454	1,364,142
Other	210,762	65,303
Total accrued expenses	$3,576,768	$2,038,291